Component of Accumulated Other Comprehensive Loss Net of Tax (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance	$ 16	$ (3)	$ (46)
Other comprehensive income before reclassifications	24	16	32
Split-off of AS from SunGard	(82)
Amounts reclassified from accumulated other comprehensive income net of tax	1	3	11
Net current-period other comprehensive income	(57)	19	43
Ending balance	(41)	16	(3)
Gains and Losses on Cash Flow Hedges
Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance	4	1	(9)
Other comprehensive income before reclassifications	2		(1)
Split-off of AS from SunGard
Amounts reclassified from accumulated other comprehensive income net of tax	1	3	11
Net current-period other comprehensive income (loss)	3	3	10
Ending balance	7	4	1
Other
Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance	(3)
Other comprehensive income before reclassifications		(3)
Split-off of AS from SunGard
Amounts reclassified from accumulated other comprehensive income net of tax
Net current-period other comprehensive income (loss)		(3)
Ending balance	(3)	(3)
Currency Translation
Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance	15	(4)	(37)
Other comprehensive income before reclassifications	22	19	33
Split-off of AS from SunGard	(82)
Amounts reclassified from accumulated other comprehensive income net of tax
Net current-period other comprehensive income	(60)	19	33
Ending balance	$ (45)	$ 15	$ (4)